Proposal for profit appropriation (Tables)	12 Months Ended
Dec. 31, 2018
Aegon N.V [member]
Statement [LineItems]
Summary of Proposal for Profit Appropriation

	2018	2017
Final dividend on common shares	307	286

Earnings to be retained	403	2,183
Net income attributable to owners of Aegon N.V.	710	2,469